Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Fair value of financial instruments
Borrowings (note 21)	€ 70,092	€ 67,760
Cash and cash equivalents (Note 19)	(7,496)	(5,821)
Derivative financial instruments included in trade and other receivables	(4,626)	(3,151)
Derivative financial instruments included in trade and other payables	1,672	4,010
Investments	(7,931)	(9,159)
Collateral assets (note 13)	(698)	(3,107)
Financial liabilities under put option arrangements	494	492
Equity shareholders' funds	56,977	57,816	€ 62,625	€ 63,188
Capital	€ 111,620	€ 113,992
Number of shares equivalent in cash at settlement	1,452	2,494
Maximum payable under guarantees	€ 1,341	€ 1,503
Provision of guarantees by entity	0
Purchased outstanding supplier invoices	2,400	2,300
Short-term investments
Fair value of financial instruments
Investments	€ (4,795)	€ (4,007)